Fair Value Measurements - Schedule of Fair Value of Financial Assets and Liabilities by Level within the Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash equivalents and short-term investments	$ 349,820	$ 108,928
Liabilities
Other current liabilities-contingent consideration	5,336	1,316
Fair Value, Recurring
Assets
Total assets at fair value	380,785	96,681	$ 52,312
Liabilities
Other current liabilities-contingent consideration	5,336	1,316
Other noncurrent liabilities-contingent consideration	2,663	3,688
Total liabilities at fair value	7,999	5,004
Fair Value, Recurring | Level 1
Assets
Total assets at fair value	330,785	96,681	52,312
Liabilities
Other current liabilities-contingent consideration	0	0
Other noncurrent liabilities-contingent consideration	0	0
Total liabilities at fair value	0	0
Fair Value, Recurring | Level 2
Assets
Total assets at fair value	50,000	0	0
Liabilities
Other current liabilities-contingent consideration	0	0
Other noncurrent liabilities-contingent consideration	0	0
Total liabilities at fair value	0	0
Fair Value, Recurring | Level 3
Assets
Total assets at fair value	0	0	0
Liabilities
Other current liabilities-contingent consideration	5,336	1,316
Other noncurrent liabilities-contingent consideration	2,663	3,688
Total liabilities at fair value	7,999	5,004
Money market funds
Assets
Cash equivalents and short-term investments	330,785	96,681
Money market funds | Fair Value, Recurring
Assets
Cash equivalents and short-term investments	330,785	96,681	52,312
Money market funds | Fair Value, Recurring | Level 1
Assets
Cash equivalents and short-term investments	330,785	96,681	52,312
Money market funds | Fair Value, Recurring | Level 2
Assets
Cash equivalents and short-term investments	0	0	0
Money market funds | Fair Value, Recurring | Level 3
Assets
Cash equivalents and short-term investments	0	$ 0	$ 0
Certificate of deposit | Fair Value, Recurring
Assets
Cash equivalents and short-term investments	50,000
Certificate of deposit | Fair Value, Recurring | Level 1
Assets
Cash equivalents and short-term investments	0
Certificate of deposit | Fair Value, Recurring | Level 2
Assets
Cash equivalents and short-term investments	50,000
Certificate of deposit | Fair Value, Recurring | Level 3
Assets
Cash equivalents and short-term investments	$ 0